Financial risk management - Summary of offsetting financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	₩ 79,824,269	₩ 101,893,903
Gross amounts of recognized financial liabilities set off in the statement of financial position	36,987,470	46,501,359
Net amounts of financial liabilities presented in the statement of financial position	42,836,799	55,392,544
Related amounts not set off in the statement of financial position (Financial instruments)	29,379,959	43,760,923
Related amounts not set off in the statement of financial position (Cash collateral received)	1,000	0
Net amount	13,455,840	11,631,621
Derivatives
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	18,245,590	12,637,884
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	18,245,590	12,637,884
Derivatives and other financial instruments
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	8,215,343	11,022,825
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	8,215,343	11,022,825
Related amounts not set off in the statement of financial position (Financial instruments)	14,692,837	14,701,829
Related amounts not set off in the statement of financial position (Cash collateral received)	1,000	0
Net amount	11,767,096	8,958,880
Bonds sold under repurchase agreements
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	11,542,956	17,312,576
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	11,542,956	17,312,576
Related amounts not set off in the statement of financial position (Financial instruments)	10,667,259	15,450,999
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	875,697	1,861,577
Securities borrowed
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	357,842	1,449,634
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	357,842	1,449,634
Related amounts not set off in the statement of financial position (Financial instruments)	357,842	1,449,634
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	0	0
Domestic exchange settlement pending
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	36,593,966	52,004,974
Gross amounts of recognized financial liabilities set off in the statement of financial position	34,787,860	42,766,815
Net amounts of financial liabilities presented in the statement of financial position	1,806,106	9,238,159
Related amounts not set off in the statement of financial position (Financial instruments)	1,735,983	9,151,927
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	70,123	86,232
Payable from purchase of securities
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	4,868,572	7,466,010
Gross amounts of recognized financial liabilities set off in the statement of financial position	2,199,610	3,734,544
Net amounts of financial liabilities presented in the statement of financial position	2,668,962	3,731,466
Related amounts not set off in the statement of financial position (Financial instruments)	1,926,038	3,006,534
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	₩ 742,924	₩ 724,932